Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting
Segment Reporting

32.  Segment Reporting

There are two segments in the Group, including YY Live and Huya for the years ended December 31, 2017 and 2018. Starting from the first quarter of 2019, the segment of “YY Live” was renamed as “YY”. The Company completed the acquisition of Bigo in March 2019, which is a separate segment of the Group. Therefore, there are three segments in the Group for the year ended December 31, 2019.

The Group currently does not allocate assets to all of its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.

32.  Segment Reporting (continued)

(a)The following table presents summary information by segment:

For the year ended December 31, 2019:

	YY	Huya	Bigo	Elimination	Total
	RMB	RMB	RMB	RMB	RMB

Net revenues
Live streaming	11,490,325	7,976,214	4,561,760	—	24,028,299
Others	743,205	398,287	406,556	(143)	1,547,905

Total net revenues	12,233,530	8,374,501	4,968,316	(143)	25,576,204

Cost of revenues(1)	(6,747,434)	(6,892,579)	(3,508,480)	143	(17,148,350)

Gross profit	5,486,096	1,481,922	1,459,836	—	8,427,854
Operating expenses(1)
Research and development expenses	(1,047,615)	(508,714)	(979,153)	—	(2,535,482)
Sales and marketing expenses	(1,242,523)	(438,396)	(2,058,805)	—	(3,739,724)
General and administrative expenses	(805,210)	(352,824)	(331,461)	—	(1,489,495)

Total operating expenses	(3,095,348)	(1,299,934)	(3,369,419)	—	(7,764,701)

Gain on disposal of subsidiaries and business	82,699	—	—	—	82,699
Other income	233,132	79,390	9,581	—	322,103

Operating income	2,706,579	261,378	(1,900,002)	—	1,067,955

Interest expense	(265,513)	—	(31,956)	30,952	(266,517)
Interest income and investment income	457,353	304,491	2,684	(30,952)	733,576
Foreign currency exchange (losses) gains, net	(4,569)	1,157	13,208	—	9,796
Gain on fair value changes of investment	2,679,312	—	—	—	2,679,312
Fair value loss on derivative liabilities	(16,011)	—	—	—	(16,011)
Other non-operating expenses	—	—	—	—	—

Income (loss) before income tax expenses	5,557,151	567,026	(1,916,066)	—	4,208,111

Income tax (expenses) benefits	(587,481)	(96,078)	136,937	—	(546,622)

Income (loss) before share of income (loss) in equity method investments, net of income taxes	4,969,670	470,948	(1,779,129)	—	3,661,489

Share of income (loss) in equity method investments, net of income taxes	41,315	(2,775)	—	—	38,540

Net income (loss)	5,010,985	468,173	(1,779,129)	—	3,700,029
(1)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

32.  Segment Reporting (continued)

	YY	Huya	Bigo	Total
	RMB	RMB	RMB	RMB

Cost of revenues	21,411	31,593	28,250	81,254
Research and development expenses	119,104	86,296	300,297	505,697
Sales and marketing expenses	2,543	5,919	4,256	12,718
General and administrative expense	158,081	157,936	32,462	348,479

The following table presents summary information by segment:

For the year ended December 31, 2018:

	YY	Huya	Elimination	Total
	RMB	RMB	RMB	RMB

Net revenues
Live streaming	10,434,822	4,442,845	—	14,877,667
Others	667,350	220,595	(2,055)	885,890

Total net revenues	11,102,172	4,663,440	(2,055)	15,763,557

Cost of revenues(1)	(6,083,487)	(3,933,647)	—	(10,017,134)

Gross profit	5,018,685	729,793	(2,055)	5,746,423

Operating expenses(1)
Research and development expenses	(926,900)	(265,152)	—	(1,192,052)
Sales and marketing expenses	(962,164)	(189,207)	2,055	(1,149,316)
General and administrative expenses	(595,515)	(287,710)	—	(883,225)

Total operating expenses	(2,484,579)	(742,069)	2,055	(3,224,593)

Other income	78,922	38,938	—	117,860

Operating income	2,613,028	26,662	—	2,639,690

Interest expense	(8,616)	—	—	(8,616)
Interest income and investment income	329,003	156,549	—	485,552
Foreign currency exchange (losses) gains, net	(565)	51	—	(514)
Gain on deemed disposal and disposal of investments	16,178	—	—	16,178
Gain on fair value changes of investment	1,487,405	—	201,999	1,689,404
Fair value loss on derivative liabilities	—	(2,285,223)	—	(2,285,223)
Other non-operating expenses	(2,000)	—	—	(2,000)

Income (loss) before income tax expenses	4,434,433	(2,101,961)	201,999	2,534,471

Income tax (expenses) benefits	(501,683)	50,943	(26,967)	(477,707)

Income (loss) before share of income (loss) in equity method investments, net of income taxes	3,932,750	(2,051,018)	175,032	2,056,764

Share of income (loss) in equity method investments, net of income taxes	120,636	113,329	(175,032)	58,933

Net income (loss)	4,053,386	(1,937,689)	—	2,115,697
(1)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

32.  Segment Reporting (continued)

	YY	Huya	Total
	RMB	RMB	RMB

Cost of revenues	63,867	10,472	74,339
Research and development expenses	194,530	30,643	225,173
Sales and marketing expenses	3,891	1,832	5,723
General and administrative expenses	159,042	183,748	342,790

The following table presents summary information by segment:

For the year ended December 31, 2017:

	YY	Huya	Total
	RMB	RMB	RMB

Net revenues
Live streaming	8,601,418	2,069,536	10,670,954
Others	808,558	115,280	923,838

Total net revenues	9,409,976	2,184,816	11,594,792

Cost of revenues(1)	(5,096,538)	(1,929,864)	(7,026,402)

Gross profit	4,313,438	254,952	4,568,390

Operating expenses(1)
Research and development expenses	(611,726)	(170,160)	(781,886)
Sales and marketing expenses	(603,989)	(87,292)	(691,281)
General and administrative expenses	(442,646)	(101,995)	(544,641)
Goodwill impairment	(2,527)	—	(2,527)

Total operating expenses	(1,660,888)	(359,447)	(2,020,335)

Gain on disposal of subsidiaries	37,989	—	37,989
Other income	103,558	9,629	113,187

Operating income (loss)	2,794,097	(94,866)	2,699,231

Interest expense	(32,122)	—	(32,122)
Interest income and investment income	166,335	14,049	180,384
Foreign currency exchange losses, net	(2,176)	—	(2,176)
Gain on deemed disposal and disposal of investments	45,861	—	45,861

Income (loss) before income tax expenses	2,971,995	(80,817)	2,891,178

Income tax expenses	(415,811)	—	(415,811)

Income (loss) before share of income (loss) in equity method investments, net of income taxes	2,556,184	(80,817)	2,475,367

Share of income (loss) in equity method investments, net of income taxes	33,175	(151)	33,024

Net income (loss)	2,589,359	(80,968)	2,508,391

32.  Segment Reporting (continued)

(1)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	YY	Huya	Total
	RMB	RMB	RMB

Cost of revenues	39,882	2,877	42,759
Research and development expenses	113,174	9,174	122,348
Sales and marketing expenses	3,626	791	4,417
General and administrative expenses	60,871	27,266	88,137

(b)	The following tables set forth revenues and property and equipment for the Company’s geographic operations:

	For the twelve months ended December 31,
	2017	2018	2019
Revenues:
PRC	11,587,563	15,757,603	21,308,083
Non- PRC	7,229	5,954	4,268,121

	As of December 31,	As of December 31,
	2018	2019
Property and equipment, net:
PRC	1,295,171	1,498,423
Non- PRC	1,148	757,937